Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	6 Months Ended
Jun. 30, 2025
Net Loss Per Share Attributable to Ordinary Shareholders [Abstarct]
Schedule of Basic and Diluted Net Loss per Share Attributable to Ordinary Shareholders

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	For the Three Months Ended		For the Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Numerator:
Net loss for the period	$(10,736)	$(23,087)	$(21,514)	$(36,334)
Deemed dividend on issuance of warrants	-	-	(81)	-

Net loss attributable to ordinary shareholders, basic and diluted	$(10,736)	$(23,087)	$(21,595)	$(36,334)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	18,738,657	8,869,691	18,732,196	7,072,950
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.57)	$(2.60)	$(1.15)	$(5.14)